Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2021
Trade and other payables
Schedule of trade and other payables

Group’s trade and other payables as of June 30, 2021 and 2020 were as follows:

	06.30.21	06.30.20
Trade payables	9,381	34,020
Advances from sales, leases and services	3,538	2,962
Construction obligations	-	611
Accrued invoices	3,001	1,834
Deferred income	-	213
Admission fees	1,080	1,528
Deposits in guarantee	90	152
Total trade payables	17,090	41,320
Dividends payable to non-controlling interests	919	534
Tax payables	1,747	1,133
Director's fees	153	204
Management fees	-	286
Others	1,926	14,814
Total other payables	4,745	16,971
Total trade and other payables	21,835	58,291

Non-current	2,250	4,485
Current	19,585	53,806
Total	21,835	58,291